Summary of Significant Accounting Policies - Summary of Percentage of Net Revenue from Significant Customers (Detail) - Net Revenue - Customer Concentration Risk	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Customer A
Disaggregation Of Revenue [Line Items]
Concentration risk percentage		33.00%	18.00%	35.00%	35.00%	36.00%	36.00%
Customer B
Disaggregation Of Revenue [Line Items]
Concentration risk percentage	24.00%		16.00%		14.00%	14.00%	15.00%
Customer C
Disaggregation Of Revenue [Line Items]
Concentration risk percentage	13.00%	16.00%	14.00%	14.00%	11.00%	10.00%	0.00%